Oct. 28, 2021
ESG Diversified Portfolio
ESG Diversified Portfolio

SUPPLEMENT DATED OCTOBER 29, 2021

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. This supplement applies to the ESG Diversified Portfolio only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the first and second paragraphs are deleted and replaced with the following:

This Fund is a “fund of funds” that, under normal circumstances, invests substantially all of its assets in a variety of eligible mutual funds that have an ESG focus which, in turn, invest in U.S. and foreign equity and debt instruments. The Fund invests in both affiliated and unaffiliated funds. The current underlying funds in which the Fund invests (“ESG Underlying Funds”) are managed by:

●	Calvert Research and Management;

●	Fidelity Management & Research Company (sub-advised by Geode Capital Management, LLC); and

●	Pacific Life Fund Advisors LLC (sub-advised by Pacific Asset Management LLC) (“PLFA”).

Each ESG Underlying Fund factors ESG criteria into its investment process. Certain ESG Underlying Funds are managed by Calvert Research and Management (the “Calvert Funds”). In selecting investments for the Calvert Funds, Calvert Research and Management is guided by The Calvert Principles for Responsible Investment which provide a framework for considering environmental, social and governance factors. The Calvert Principles for Responsible Investment seek to identify companies and other issuers that operate in a manner that is consistent with or promote: environmental sustainability and resource efficiency; equitable societies and respect for human rights; and accountable governance and transparency. In addition, the Calvert Green Bond Fund invests at least 80% of its assets in “green” bonds (bonds of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint). The ESG Underlying Funds managed by Fidelity Management & Research Company and Geode Capital Management, LLC are index funds that seek to provide investment results that correspond to the total return of their respective indexes that represent companies with high ESG performance relative to their sector peers, as rated by independent third parties. These index funds use index sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of their respective indexes using a smaller number of securities. The ESG Underlying Fund managed by PLFA and Pacific Asset Management LLC (the “PF Fund”) bases its ESG investment process on the sub-adviser’s ESG exclusions of issuers directly involved in: (i) the production, distribution, sale or use of thermal coal exceeding the sub-adviser’s revenue threshold; (ii) the production of tobacco; (iii) the production or sale of controversial military weapons; and (iv) serious human rights violations, severe environmental damage or gross corruption. The PF Fund also uses analysis of ESG metrics provided by established independent third-party ESG data providers. Calvert Research and Management, Fidelity Management & Research Company and

Geode Capital Management, LLC are not affiliated with the Trust, the Fund or the Fund’s investment adviser. Pacific Life Fund Advisors LLC and Pacific Asset Management LLC are affiliated with the Trust, the Fund, and the Fund’s investment adviser. The Fund may invest in any or all of the ESG Underlying Funds managed by these investment advisers and will not necessarily be invested in every ESG Underlying Fund at any particular time.

In addition, the fourth to last and third to last paragraphs are deleted and replaced with the following:

PLFA also monitors and evaluates various ESG aspects of the ESG Underlying Funds. To be utilized as an underlying investment in the Fund, an ESG Underlying Fund must adhere to each of the following criteria (“ESG Criteria”): i) As disclosed in the ESG Underlying Fund’s prospectus, the ESG Underlying Fund’s principal investment strategies must include a reference to gaining exposure to companies with strong ESG metrics. The ESG metrics may be determined by an independent third-party data provider or by the ESG Underlying Fund’s manager utilizing an internal framework for considering ESG factors; ii) ESG Underlying Fund managers must adhere to a process that incorporates an assessment of ESG factors when selecting investments. PLFA confirms this through their due diligence. ESG Underlying Funds may include both actively managed funds and passively managed (index) funds. If an ESG Underlying Fund is passively managed, and therefore its process is designed to replicate the returns of a benchmark, then the fund’s benchmark must include an ESG investment component; and iii) An ESG Underlying Fund must meet a minimum ESG rating set by PLFA using information provided by established third party ESG ratings providers.

PLFA will make its investment decisions on whether to adjust an allocation to an ESG Underlying Fund based upon whether such fund continues to meet the ESG Criteria. If an ESG Underlying Fund falls below the minimum ESG rating set by PLFA from one or more established third party ESG ratings providers, PLFA would re-evaluate the ESG Underlying Fund and determine when to replace the ESG Underlying Fund. PLFA is under no specific time constraint for implementing such a change.

In the Principal Risks from Holdings in ESG Underlying Funds subsection, Limited or No ESG Metrics Risk is deleted and the following risk is added after Foreign Markets Risk:

●	Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the target index, it may not result in the aggregate in investment performance matching that of a passively managed fund’s target index or of other funds that purchased all or substantially all of the securities in the same index.

In addition, the following risk is added after Mid-Capitalization Companies Risk:

●	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce an ESG Underlying Fund’s returns because an ESG Underlying Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), and issuer risk (the risk that a private issuer cannot meet its obligations). Each of these risks is described in Mortgage-Related and Other Asset-Backed Securities Risk in the Additional Information About Principal Risks section of the Prospectus.

In addition, the following risk is added after U.S. Government Securities Risk:

●	Derivatives Risk: An ESG Underlying Fund’s use of forwards and futures contracts, options and swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the ESG Underlying Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, premium risk and segregation risk. Each of these risks is described in Derivatives Risk in the Additional Information

About Principal Risks section of the Prospectus. Derivatives may be riskier than other types of investments and may increase the ESG Underlying Fund’s volatility and risk of loss.

In addition, the first sentence of Leverage Risk is deleted and replaced with the following:

Certain ESG Underlying Funds may lend their securities.